As filed with the Securities and Exchange Commission on April 11, 2000

                        Securities Act File No. 33-73140
                    Investment Company Act File No. 811-8220

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                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                 --------------

                                    FORM N-1A

          Registration Statement Under The Securities Act Of 1933     |X|

                           Pre-Effective Amendment No. ____           |-|

                          Post-Effective Amendment No. 16             |X|

                                     and/or

      Registration Statement Under The Investment Company Act Of 1940 |X|

                                 Amendment No. 17                     |X|
                        (Check appropriate box or boxes)

                             Northstar Galaxy Trust
                 (Exact Name of Registrant Specified in Charter)

                       40 North Central Avenue, Suite 1200
                                Phoenix, AZ 85004
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 551-8643


       James M. Hennessy, Esq.                             With Copies To:
       Pilgrim Investments, Inc.                       Jeffrey S. Puretz, Esq.
  40 North Central Avenue, Suite 1200                 Dechert Price & Rhoads
          Phoenix, AZ 85004                            1775 Eye Street, N.W.
(Name and Address of Agent for Service)               Washington, D.C. 20006

                            ------------------------

 It is proposed that this filing will become effective (check appropriate box):

|_|      Immediately upon filing pursuant to paragraph (b)    |X|      on April 30, 2000 pursuant to paragraph (b)

|_|      60 days after filing pursuant to paragraph (a)(1)    |_|      on (date) pursuant to paragraph (a)(1)

|_|      75 days after filing pursuant to paragraph (a)(2)    |_|      on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

|X| This post-effective amendment designated a new effective date for a previously filed post-effective amendment.


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

This Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A for Northstar Galaxy Trust incorporates by reference the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 15, which was filed with the Securities and Exchange Commission ("SEC") on January 28, 2000. This Post-Effective Amendment is being filed to extend the effective date of Post-Effective Amendment No. 15 to April 30, 2000.

                                   Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 16 to the Registrant's Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Phoenix and the State of Arizona on the 11th day of April 2000.

                                   Registrant

                                   By:  /s/ Robert W. Stallings
                                        -------------------------------------
                                        Robert W. Stallings, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                TITLE                  DATE

/s/ Robert W. Stallings               President
------------------------------   Principal Executive       April 11, 2000
Robert W. Stallings                     Officer)

------------------------------          Trustee            April 11, 2000
John G. Turner*

------------------------------          Trustee            April 11, 2000
Mark L. Lipson*

------------------------------          Trustee            April 11, 2000
Paul S. Doherty*

------------------------------          Trustee            April 11, 2000
Robert B. Goode, Jr.*

------------------------------          Trustee            April 11, 2000
David W. Wallace*

------------------------------          Trustee            April 11, 2000
Walter May*

------------------------------          Trustee            April 11, 2000
Alan L. Gosule*

------------------------------          Trustee            April 11, 2000
David W.C. Putnam*

------------------------------          Trustee            April 11, 2000
John R. Smith*

------------------------------ Senior Vice President and   April 11, 2000
Michael J. Roland*             Principal Financial Officer


*By: /s/ James M. Hennessy
     -------------------------
     James M. Hennessy, Attorney-in-fact**

** Powers of Attorney for Trustees and Michael J. Roland are incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A as filed on January 28, 2000.